Subsequent Events (Details) - USD ($)	1 Months Ended			3 Months Ended	9 Months Ended
	Mar. 17, 2021	Mar. 16, 2021	Jan. 21, 2021	Mar. 25, 2021	Sep. 30, 2021	May 01, 2021	Apr. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Events (Details) [Line Items]
Accrued interest						$ 1,185,200	$ 304,485	$ 128	$ 300
Common stock shares					495,000,000
Paid advance					$ 1,000,000
Principal amount					$ 3,700,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Issued for settlement of convertible debt and accrued interest, Shares			4,448,251
Convertible notes issued for exchange of shares			13,345
MassRoots received proceeds		$ 200,000
Convertible notes value issued for exchange of shares				$ 35,000
Accrued interest				$ 60,444
Common stock, description				warrants to purchase 131,249,975 shares of common stock at $0.0004/share into 4.82388 shares of Series Y Preferred Stock.
Series X Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Sale of shares		10
Series Y Preferred Shares [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
MassRoots issued shares of preferred stock	27.78633